Millennial Acquisition - Additional Information (Details) $ in Thousands		11 Months Ended
	Jan. 25, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jan. 25, 2022 $ / shares
Millennial Lithium Corp [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Price Per Outstanding Shares Acquired | $ / shares			$ 4.7
Price Per Share Outstanding Paid In Cash | $ / shares			$ 0.001
Total consideration paid	$ 359,729
Millennial Lithium [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Business Combination ,Break Fees Amount	$ 20,000
Asset acquisition other transaction costs		$ 5,812